S000000856 [Member] Expense Example - Parnassus Core Equity Fund	Dec. 31, 2025 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	1,045
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	$ 762